Taxation - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Deferred tax expense (income) [abstract]
Taxation	$ 65	$ 43	$ 128
South Africa
Major components of tax expense (income) [abstract]
Prior year (over) under provision	(1)	(2)	(2)
Deferred tax expense (income) [abstract]
Impairment and disposal of tangible assets	(2)	(48)	(47)
Other temporary differences	(9)	(27)	(34)
Prior year (over) under provision	(1)	0	(2)
Change in estimate	0	(19)	(23)
Taxation	(13)	(96)	(108)
Foreign taxation
Major components of tax expense (income) [abstract]
Normal taxation	91	108	243
Prior year (over) under provision	(4)	5	1
Deferred tax expense (income) [abstract]
Other temporary differences	(13)	26	(4)
Prior year (over) under provision	4	0	4
Change in estimate	0	0	(7)
Change in statutory tax rate	0	0	(1)
Taxation	$ 78	$ 139	$ 236